Average Annual Total Returns - Retail - Vanguard Short-Term Investment-Grade Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Bloomberg Barclays U.S. 1-5 Year Credit Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. 1-5 Year Credit Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. 1-5 Year Credit Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	5.14%	3.28%	2.66%	4.18%	2.27%	1.69%	3.03%	2.07%	1.63%	5.25%	3.38%	2.76%	5.19%	3.54%	3.04%	7.51%	4.44%	3.84%